Business Segments Information (Business Segments Financial Information) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Net sales	$ 5,814	$ 5,503	$ 5,400	$ 5,587	$ 6,807	$ 6,312	$ 5,812	$ 5,606	$ 22,304	$ 24,537	$ 24,669
Depreciation and amortization									815	831	819
Capital expenditures									685	767	678
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales									709	748	722
Intersegment Eliminations [Member] | Process Management [Member]
Segment Reporting Information [Line Items]
Net sales									5	8	6
Intersegment Eliminations [Member] | Industrial Automation [Member]
Segment Reporting Information [Line Items]
Net sales									633	664	631
Intersegment Eliminations [Member] | Network Power [Member]
Segment Reporting Information [Line Items]
Net sales									26	27	39
Intersegment Eliminations [Member] | Climate Technologies [Member]
Segment Reporting Information [Line Items]
Net sales									44	47	44
Intersegment Eliminations [Member] | Commercial & Residential Solutions [Member]
Segment Reporting Information [Line Items]
Net sales									1	2	2
Operating Segments [Member] | Process Management [Member]
Segment Reporting Information [Line Items]
Net sales									8,516	9,189	8,610
Depreciation and amortization									276	249	201
Capital expenditures									244	300	276
Operating Segments [Member] | Industrial Automation [Member]
Segment Reporting Information [Line Items]
Net sales									4,121	4,990	4,885
Depreciation and amortization									122	145	145
Capital expenditures									128	123	124
Operating Segments [Member] | Network Power [Member]
Segment Reporting Information [Line Items]
Net sales									4,441	5,073	6,155
Depreciation and amortization									178	198	238
Capital expenditures									48	68	88
Operating Segments [Member] | Climate Technologies [Member]
Segment Reporting Information [Line Items]
Net sales									4,011	4,109	3,876
Depreciation and amortization									132	132	130
Capital expenditures									134	145	100
Operating Segments [Member] | Commercial & Residential Solutions [Member]
Segment Reporting Information [Line Items]
Net sales									1,924	1,924	1,865
Depreciation and amortization									51	52	53
Capital expenditures									52	49	40
Corporate, Non-Segment [Member] | Corporate and other [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization									56	55	52
Capital expenditures									$ 79	$ 82	$ 50